LOANS, - Allowance for Loan Losses and the Carrying Amount of Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	$ 13,569	$ 21,242
Collectively evaluated for probable incurred losses	49,886	64,546
Portfolio loans, allowance for loan losses	63,455	85,788
Portfolio loans: [Abstract]
Individually evaluated for impairment	188,626	281,655
Collectively evaluated for probable incurred losses	1,018,041	1,233,545
Total Portfolio loans	1,206,667	1,515,200
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	85,788	124,955	111,026
Acquired loan loss reserve		2,380
Provision for loan losses charged to operations	1,452	35,630	142,237
Net charge-offs [Abstract]
Loans charged-off (deduction)	(46,095)	(92,445)	(142,885)
Recoveries	22,310	15,268	14,577
Net charge-offs	(23,785)	(77,177)	(128,308)
Balance at end of year	63,455	85,788	124,955
Loans Secured by Real Estate [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	1,067,088	1,321,788
Commercial [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	756,970	893,644
Commercial [Member] | Loans Secured by Real Estate [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	8,246	10,636
Collectively evaluated for probable incurred losses	13,380	26,371
Portfolio loans, allowance for loan losses	21,626	37,007
Portfolio loans: [Abstract]
Individually evaluated for impairment	121,745	167,792
Collectively evaluated for probable incurred losses	635,225	725,852
Total Portfolio loans	756,970	893,644
Residential (including multi-family) [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	253,693	325,730
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	2,803	3,730
Collectively evaluated for probable incurred losses	8,596	15,598
Portfolio loans, allowance for loan losses	11,399	19,328
Portfolio loans: [Abstract]
Individually evaluated for impairment	38,722	54,296
Collectively evaluated for probable incurred losses	214,971	271,434
Total Portfolio loans	253,693	325,730
Construction, Land Development and Other Land [Member]
Portfolio loans: [Abstract]
Total Portfolio loans	56,425	102,414
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	1,058	3,115
Collectively evaluated for probable incurred losses	1,810	7,257
Portfolio loans, allowance for loan losses	2,868	10,372
Portfolio loans: [Abstract]
Individually evaluated for impairment	14,037	35,921
Collectively evaluated for probable incurred losses	42,388	66,493
Total Portfolio loans	56,425	102,414
Commercial And Other Business-Purpose Loans [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	1,405	3,732
Collectively evaluated for probable incurred losses	4,102	10,196
Portfolio loans, allowance for loan losses	5,507	13,928
Portfolio loans: [Abstract]
Individually evaluated for impairment	14,028	23,583
Collectively evaluated for probable incurred losses	114,068	154,834
Total Portfolio loans	128,096	178,417
Consumer [Member]
Allowance for loan losses: [Abstract]
Individually evaluated for impairment	57	29
Collectively evaluated for probable incurred losses	1,098	660
Portfolio loans, allowance for loan losses	1,155	689
Portfolio loans: [Abstract]
Individually evaluated for impairment	94	63
Collectively evaluated for probable incurred losses	9,230	12,153
Total Portfolio loans	9,324	12,216
Other [Member]
Allowance for loan losses: [Abstract]
Collectively evaluated for probable incurred losses	5	17
Portfolio loans, allowance for loan losses	5	17
Portfolio loans: [Abstract]
Collectively evaluated for probable incurred losses	2,159	2,779
Total Portfolio loans	2,159	2,779
Summarize activity in the allowance for loan losses [Roll Forward]
Balance at beginning of year	17	85
Acquired loan loss reserve		1
Provision for loan losses charged to operations	567	(65)
Net charge-offs [Abstract]
Loans charged-off (deduction)	(656)	(2)
Recoveries	99	6
Net charge-offs	(557)	4
Balance at end of year	5	17
Unallocated [Member]
Allowance for loan losses: [Abstract]
Collectively evaluated for probable incurred losses	20,895	4,447
Portfolio loans, allowance for loan losses	20,895	4,447
Portfolio loans: [Abstract]
Total Portfolio loans	2,159	2,779
Net charge-offs [Abstract]
Balance at end of year	$ 20,895	$ 4,447